Supplement to the
Fidelity® Institutional Money Market Funds
Class I
May 30, 2015
Prospectus

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 20, and 24, respectively.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on pages 9 and 17, respectively.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 13.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

IMMI-15-02  October 14, 2015
1.480138.130

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 30.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 34.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 34.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Buying Shares" on page 35.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Institutional Money Market Funds
Class II
May 30, 2015
Prospectus

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 22, and 26, respectively.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on pages 10 and 19, respectively.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 14.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

IMMII-15-02  October 14, 2015
1.480139.126

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 32.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 36.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 36.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Buying Shares" on page 37.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Institutional Money Market Funds
Class III
May 30, 2015
Prospectus

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 20, and 24, respectively.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on pages 9 and 17, respectively.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 13.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

IMMIII-15-02  October 14, 2015
1.480140.125

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 30.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 34.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 34.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Buying Shares" on page 35.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Institutional Money Market Funds
Institutional Class
May 30, 2015
Prospectus

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 16, and 20, respectively.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information supplements information for Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 10.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 14.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

PMM-15-04  October 14, 2015
1.880937.110

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 25.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information supplements information for Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 28.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 28.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information supplements information for Money Market Portfolio found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 28.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Institutional Money Market Funds
Select Class
May 30, 2015
Prospectus

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 21, and 25, respectively.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on pages 10 and 18, respectively.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 14.

The fund has been designated an institutional money market fund, which means that the net asset value ("NAV") of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

IMMSC-15-02  October 14, 2015
1.778424.118

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 31.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 35.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Prime Money Market Portfolio found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 35.

The fund has been designated an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement the floating NAV, as well as liquidity fees and temporary suspension of redemptions, by October 2016.

The following information supplements information for Money Market Portfolio and Tax-Exempt Portfolio found in the "Shareholder Information" section under the heading "Buying Shares" on page 36.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Institutional Money Market Funds - Money Market Portfolio - Class F
May 30, 2015
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 6.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 10.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

IMM-F-15-03  October 14, 2015
1.898758.104

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information found in the "Shareholder Information" section under the heading "Buying Shares" on page 10.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.